Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Composition of Income Tax Expense
The composition of income tax expense for the years ended December 31, 2018, 2019 and 2020 is as follows:

	2018		2019		2020
In Mexico:
Current year income tax	Ps.	28,572,414	Ps.	26,295,431	Ps.	13,407,948
Deferred income tax		(2,688,727)		208,658		(9,334,246)
Foreign:
Current year income tax		19,898,728		20,843,720		15,250,218
Deferred income tax		694,664		3,685,724		(2,957,768)

	Ps.	46,477,079	Ps.	51,033,533	Ps.	16,366,152

Summary of Deferred Tax Related to Items Recognized in OCI
Deferred tax related to items recognized in OCI during the year:

	For the years ended December 31,
	2018	2019	2020
Remeasurement of defined benefit plans	Ps. 408,735	Ps.9,217,320	Ps. 4,151,600
Equity investments at fair value	1,613,667	(378,606)	(665,814)
Other	(8,922)	—	(35,670)
Revaluation assets	—	—	(29,922,597)

Deferred tax benefit recognized in OCI	Ps.2,013,480	Ps.8,838,714	Ps.(26,472,481)

Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized

	Year ended December 31,
	2018	2019	2020
Statutory income tax rate in Mexico	30.0%	30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	7.3%	3.5%	6.1%
Derivatives	0.4%	(0.1%)	(0.7%)
Employee benefits	1.3%	1.8%	3.0%
Other	6.3%	1.8%	(2.4%)

Effective tax rate on Mexican operations	45.3%	37.0%	36.0%
Tax recoveries in Brazil	—	—	(9.3%)
Dividends received from associates Equity	(0.8%)	(0.4%)	(0.9%)
Foreign subsidiaries and other non-deductible items, net	1.5%	5.5%	(1.5%)

Effective tax rate	46.0%	42.1%	24.3%

Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability
An analysis of temporary differences giving rise to the net deferred tax liability is as follows:

	Consolidated statements of financial position				Consolidated statements of net income
	2019		2020		2018		2019		2020
Provisions	Ps.	17,964,305	Ps.	19,312,081	Ps.	1,841,705	Ps.	(257,070)	Ps.	4,458,848
Deferred revenues		5,820,260		6,748,101		3,632,051		(1,077,259)		897,762
Tax losses carry forward		26,630,407		25,121,933		(5,833,660)		(9,873)		2,236,244
Property, plant and equipment (1)		(11,962,544)		(39,459,549)		453,493		(461,594)		3,524,761
Inventories		1,787,065		(537,404)		81,270		(291,531)		(2,393,979)
Licenses and rights of use (1)		(3,399,931)		(5,177,924)		961,402		432,403		344,729
Employee benefits		41,743,744		45,467,827		1,128,209		(1,019,042)		422,473
Other		9,491,550		14,828,012		(270,407)		(1,210,417)		2,801,176

Net deferred tax assets	Ps.	88,074,856	Ps.	66,303,077

Deferred tax expense in net profit for the year					Ps.	1,994,063	Ps.	(3,894,383)	Ps.	12,292,014

(1)	As of December 31, 2020 the balance included the effects of hyperinflation and revaluation of telecommunications towers.

Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net
Reconciliation of deferred tax assets and liabilities, net:

	2018	2019	2020
Opening balance as of January 1,	Ps. 104,573,985	Ps. 86,613,327	Ps. 88,074,856
Deferred tax benefit	1,994,063	(3,894,38 3)	12,292,014
Translation effect	(8,854,010)	2,047,91 5	375,105
Deferred tax benefit recognized in OCI	2,013,480	8,838,714	(26,472,481)
Deferred taxes acquired in business combinations	(25,827)	(276,568)	(2,580,552)
Hyperinflationary effect in Argentina	(4,907,151)	(5,254,149)	(5,385,865)
Effect of adoption of IFRS 9	544,628	—	—
Effect of adoption of IFRS 15	(8,725,841)	—	—

Closing balance as of December 31,	Ps. 86,613,327	Ps. 88,074,856	Ps. 66,303,077

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.111,186,768	Ps.106,167,897	Ps.115,370,240
Deferred income tax liabilities	(24,573,441)	(18,093,041)	(49,067,163)

	Ps. 86,613,327	Ps. 88,074,856	Ps. 66,303,077

Available Tax Loss Carryforwards Recorded in Deferred Tax Assets
a) At December 31, 2020, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country ba
s
is:

Country	Gross balance of available tax loss carryforwards at December 31, 2020		Tax-effected loss carryforward benefit
Brazil	Ps.	44,578,152	Ps.	15,156,572
Mexico		20,523,070		6,156,920
Austria		11,631,381		2,907,845
United States		3,023,441		786,095
Peru		380,770		112,327
Puerto Rico		5,574		2,174

Total	Ps.	80,142,388	Ps.	25,121,933